THE COLONIAL FUND  Annual Report

October 31, 1997

                                                     -----------------------
                                                      Important information
---------------------------------------               about the Fund's
Not FDIC     May Lose Value                           strategy investment
Insured      No Bank Guarantee                        on page 4.
---------------------------------------              -----------------------

--------------------------------------------------------------------------------
                          THE COLONIAL FUND HIGHLIGHTS
                       NOVEMBER 1, 1996 - OCTOBER 31, 1997

Investment Objective: The Colonial Fund seeks primarily income and capital growth and, secondarily, capital preservation.

The Fund is Designed to Offer:
  * Long-term investment returns
  * Above-average value for your dollars
  * Reasonable protection in down markets and broad diversification
  * Quarterly dividend income

Portfolio Manager Commentary: "This past year, the Fund has provided shareholders with some of its strongest returns ever. Our ability to find value in all sectors enabled us to benefit from market gains, while reducing risk in down periods."
                                               -- John Lennon and Gordon Johnson

                        The Colonial Fund Performance(1)
--------------------------------------------------------------------------------
                                                  Class A   Class B   Class C(2)

    12-month distributions declared per share     $ 0.715   $ 0.638   $ 0.024
--------------------------------------------------------------------------------
    12-month total returns, assuming                26.83%    25.81%    (1.30)%
    reinvestment of all distributions
    and no sales charge or contingent
    deferred sales charge (CDSC)
--------------------------------------------------------------------------------
    Net asset values per share on 10/31/97         $11.16    $11.14    $11.15

Top Five Equity Holdings(3)                 Top Five Sectors(3), (4)
(as of 10/31/97)                            (as of 10/31/97)
-----------------------------------         --------------------------------
1. Bristol-Myers Squibb Co.....2.6%         1. Financial...............15.1%
2. Textron, Inc................2.6%         2. Capital Goods............8.8%
3. Compaq Computer Corp........2.3%         3. Consumer Cyclical........7.3%
4. Merrill Lynch & Co., Inc....1.6%         4. Technology...............7.1%
5. Allstate Corp...............1.4%         5. Health Care..............6.8%

1 For more information about Class Z share performance, please call 1-800-426-3750.

2 Class C share total returns are cumulative since inception on August 1, 1997.

3 Holdings and sector breakdowns are calculated as a percentage of total net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to hold these securities or invest in these sectors in the future.

4 Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon Colonial's defined criteria used in the investment process.

--------------------------------------------------------------------------------

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                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS
                                                                 [PHOTO OMITTED]

I am pleased to present your Fund's annual report for the fiscal year ended October 31, 1997. This report gives us the opportunity to share our analysis of your Fund and the investment environment over the past 12 months.

The volatile market: does investing in equities still make sense?

With the recent volatility in world stock markets, many investors are asking whether the long bull market has come to an end, and if investing in equities remains a good idea. While the day-to-day swings of the market over the last several months have generated headlines in the papers, it may be helpful to remember that the October market losses did not represent the greatest one month decline for the year as measured by the Dow Jones Industrial Average or the S&P 500 Index. Yet looking over the last 12 months as a whole, these indexes have posted some of the highest percentage gains in history. Even in a volatile market, investing in equities offers opportunities for long-term growth not found anywhere else. Maintaining at least some exposure to stocks still makes sense for most investors.

What really matters is how you invest

In volatile times like these, it becomes increasingly important that your investment choices are based on a sound, disciplined strategy. When our portfolio managers analyze a stock for potential purchase, an attractive price is just the start. They carefully research all market sectors for undervalued companies that are well-managed, offer a consistent performance record and have favorable growth prospects. With a broadly diversified portfolio including value stocks, defensive stocks, growth-at-a-reasonable-price stocks and bonds, the Fund is less sensitive to the type of volatility we have seen recently.

The following report will provide you with specific information on your Fund's performance, as well as an in-depth discussion with your portfolio managers. We appreciate your continuing confidence, and we thank you for choosing The Colonial Fund for your mutual fund investment program.

Respectfully,


/s/ Harold W. Cogger

Harold W. Cogger
President
December 10, 1997

Because market conditions change frequently, there can be no assurance that the trends described will continue.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           PORTFOLIO MANAGEMENT REPORT

John Lennon and Gordon Johnson are portfolio co-managers of The Colonial Fund and vice presidents of the Advisor, Colonial Management Associates, Inc.

The year's market performance -- different stories in different sectors

The last 12 months have seen strong gains in almost all types of equities, marked by pockets of volatility in March, August and October. Throughout the year there were definite changes in which sectors were performing well. During the first half of the year, large-capitalization stocks, such as those in the S&P 500 Index, were strong. In the second half mid-capitalization stocks, as represented by the S&P Mid-Cap 400 Index, outperformed the large caps. Growth and value stocks also performed differently during the year. Growth stocks outperformed over the first six months, followed by a second half in which value stocks led the way. Despite these variations, over the year as a whole, mid-cap and large-cap stocks offered about the same returns, while growth stocks slightly outperformed value stocks.

A strong Fund performance for the year

Class A shares of The Colonial Fund had a 26.83% total return for the 12-month period, based on net asset value. We are especially pleased with the Fund's performance in the second half, when the mid-cap and value stocks, the kinds of equities in which the Fund concentrates its holdings, outperformed their market counterparts. One of the reasons for the year's strong performance is the change to our investment strategy that allows us to more broadly diversify the Fund by expanding the definition of value investing. This "new value" perspective focuses on a stock's value relative to others in its industry rather than on an absolute measure of value.

Looking inside our equity portfolio -- diversification and good performers

Our equity holdings fall into three categories, or sleeves: stocks that offer value; defensive stocks, which are more resilient in down markets; and stocks that offer growth at a reasonable price. In the value sleeve, Caterpillar and Sun Microsystems were strong performers. Some of our better defensive stocks were Exxon and Omnicom Group. And in the growth-at-a-reasonable-price sleeve, CompUSA and Allstate demonstrated impressive gains.

A more defensive strategy

We have increased our investments in fixed-income securities from 7% to 27% of the portfolio. Looking forward, we expect to maintain this increased exposure to the fixed-income market. Under normal market conditions, fixed-income securities will comprise 25% to 35% of the Fund's total assets. We believe this higher bond component will add balance to the equity portion of the portfolio and help the Fund remain true to its long-term defensive strategy. On December 18, 1997 the Trustees approved greater flexibility in the types of fixed-income securities available for purchase by the Fund. In addition to the government and mortgage-backed securities the Fund can currently own, the Fund may now purchase investment grade non-agency mortgage-backed securities, asset-backed securities and corporate bonds. Going forward, the Fund may also use fixed-income hedging techniques to help reduce risk. As a part of this new strategy, we are pleased to announce that Leslie Finnemore and William Hill, members of Colonial's fixed-income management team, are joining us as portfolio
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
co-managers for the fixed-income investments. These changes are described more fully in a supplement to the Fund's prospectus, available by calling 1-800-426-3750.

Positioned well for the year ahead.

Despite the recent volatility in the stock markets, both here and abroad, the U.S. economy remains sound, which bodes well for domestic stocks. Moreover, despite this continued economic strength, inflationary pressures in this country remain muted, which represents a favorable climate for fixed-income investments.

                  The Colonial Fund Investment Performance vs.
                       Standard & Poor's Mid-Cap 400 Index
               Change in Value of $10,000 from 10/31/87 - 10/31/97
                     Based on NAV and POP for Class A Shares

                                [GRAPH OMITTED]
[The following plot points were represented by a graph in the printed materials]

            Label               A                 B                C
--------------------------------------------------------------------------------
 Label  TCF Class A share
--------------------------------------------------------------------------------
     1
--------------------------------------------------------------------------------
     2  AS OF DATE          NAV              MOP            Midcap 400 Index
--------------------------------------------------------------------------------
     3  Oct-87                      9425             9425               10000
--------------------------------------------------------------------------------
     4                             10660            10047              10711
--------------------------------------------------------------------------------
     5                             11506            10844              11634
--------------------------------------------------------------------------------
     6                             11894            11210              11884
--------------------------------------------------------------------------------
     7                             12361            11650              12135
--------------------------------------------------------------------------------
     8                             12947            12202              13223
--------------------------------------------------------------------------------
     9                             13592            12811              14294
--------------------------------------------------------------------------------
    10                             14692            13847              15804
--------------------------------------------------------------------------------
    11                             14482            13649              15850
--------------------------------------------------------------------------------
    12                             14057            13249              15360
--------------------------------------------------------------------------------
    13                             14165            13350              15624
--------------------------------------------------------------------------------
    14                             14926            14068              16826
--------------------------------------------------------------------------------
    15                             12863            12123              13727
--------------------------------------------------------------------------------
    16                             14425            13596              17177
--------------------------------------------------------------------------------
    17                             15693            14790              19569
--------------------------------------------------------------------------------
    18                             16458            15511              20599
--------------------------------------------------------------------------------
    19                             16880            15910              22436
--------------------------------------------------------------------------------
    20                             17722            16703              24318
--------------------------------------------------------------------------------
    21                             18404            17346              23490
--------------------------------------------------------------------------------
    22                             18815            17733              24179
--------------------------------------------------------------------------------
    23                             18509            17445              24504
--------------------------------------------------------------------------------
    24                             20150            18991              27076
--------------------------------------------------------------------------------
    25                             20679            19490              26896
--------------------------------------------------------------------------------
    26                             21290            20066              28208
--------------------------------------------------------------------------------
    27                             22249            20970              29780
--------------------------------------------------------------------------------
    28                             23280            21941              31182
--------------------------------------------------------------------------------
    29                             22161            20886              29534
--------------------------------------------------------------------------------
    30                             22209            20932              29203
--------------------------------------------------------------------------------
    31                             22415            21126              30489
--------------------------------------------------------------------------------
    32                             22255            20976              29687
--------------------------------------------------------------------------------
    33                             24393            22990              32425
--------------------------------------------------------------------------------
    34                             26662            25129              36355
--------------------------------------------------------------------------------
    35                             27284            25715              36956
--------------------------------------------------------------------------------
    36                             29197            27519              39033
--------------------------------------------------------------------------------
    37                             30097            28367              42090
--------------------------------------------------------------------------------
    38                             28983            27317              39175
--------------------------------------------------------------------------------
    39                             31679            29858              43368
--------------------------------------------------------------------------------
    40                             34013            32058              47582
--------------------------------------------------------------------------------
    41                             34120            32158              46352
--------------------------------------------------------------------------------
    42                             40649            38312              56952
--------------------------------------------------------------------------------
    43  0ct-97                     40179            37869              57535
--------------------------------------------------------------------------------

A $10,000 investment in Class B shares made on May 5, 1992 (inception), at net asset value (NAV) would have grown to $20,847 on October 31, 1997. The same investment after deducting the applicable contingent deferred sales charge
(CDSC) would have been valued at $20,747 on October 31, 1997. A $10,000 investment in Class C shares made on August 1, 1997 (inception) at NAV would be valued at $9,870 on October 31, 1997. The same investment after deducting the applicable CDSC would have been valued at $9,771 on October 31, 1997. The Standard & Poor's Mid-Cap 400 Index is an unmanaged index that tracks the performance of the U.S. stock market. Unlike mutual funds, an index does not incur fees or charges and it is not possible to invest in an index.

                          Average Annual Total Returns
                     As of 9/30/97 (most recent quarter end)
--------------------------------------------------------------------------------
                     Class A Shares       Class B Shares       Class C Shares(1)
Inception              4/30/82(2)             5/5/92                8/1/97
                     NAV     POP          NAV     w/CDSC       NAV     w/CDSC
--------------------------------------------------------------------------------
1 year               34.32%  26.60%       33.22%  28.22%         --      --
--------------------------------------------------------------------------------
5 years              17.70   16.31        16.84   16.62          --      --
--------------------------------------------------------------------------------
10 years             13.07   12.41           --      --          --      --
--------------------------------------------------------------------------------
Since Inception/
objective change     16.26   15.81        15.33   15.23        2.42%   1.42%
--------------------------------------------------------------------------------

1 Class C share total returns are cumulative since inception on August 1, 1997.
2     Date the Fund adopted current investment objective.
      Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. NAV returns do not include sales charges or CDSC. Public offering price (POP) returns include the maximum sales charge of 5.75% for Class A shares. The CDSC returns reflect the maximum charges of 5% for one year; 2% for 5 years and 1% since inception for Class B shares and 1% since inception for Class C shares. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

--------------------------------------------------------------------------------

                                 INVESTMENT PORTFOLIO
                            OCTOBER 31, 1997 (IN THOUSANDS)

      COMMON STOCKS - 66.9%                COUNTRY    SHARES         VALUE
     ---------------------------------------------------------------------------
      CONSTRUCTION - 1.3%
       Building Construction - 1.1%
       Centex Corp.                                       86   $     5,037
       GTM Entrepose SA                     Fr             8           498
       KoninklijkeVolker Stevin NV          Ne           297         9,006
       Lennar Corp.                                       53         2,156
                                                               -----------
                                                                    16,697
                                                               -----------

       Heavy Construction-Non Building Construction - 0.2%
       Grupo Acciona SA                     Sp            20         3,060
                                                               -----------

      ..........................................................................
      FINANCE, INSURANCE & REAL ESTATE - 15.2%
       Depository Institutions - 5.1%
       Amsouth Bancorporation                            100         4,822
       Astoria Financial Corp.                            85         4,452
       Banco De Santander SA                Sp            54         1,510
       Bank of Montreal                     Ca           398        17,198
       Banque Nationale De Belgique         Be             1         1,829
       Canadian Imperial Bank of            Ca           547        15,988
       Commerce
       First Empire State Corp.                            4         1,636
       Greenpoint Financial Corp.                         57         3,695
       H.F. Ahmanson & Co.                               120         7,086
       National Australia Bank Ltd.         Au          1000        13,638
       Nations Bank Corp.                                 37         2,227
       Synovus Financial Corp.                            29           633
       Toronto Dominion Bank                Ca            50         1,833
                                                               -----------
                                                                    76,547
                                                               -----------

       Holding Companies - 1.0%
       Fortis Amev NV                       Ne           247         9,672
       Sofina SA                            Be             8         5,457
                                                               -----------
                                                                    15,129
                                                               -----------

       Insurance Carriers - 3.6%
       Allstate Corp.                                    261        21,634
       Cigna Corp.                                       115        17,823
       Old Republic International Corp.                  195         6,977
       Orion Capital Corp.                                29         1,294
       Sunamerica, Inc.                                  176         6,328
                                                               -----------
                                                                    54,056
                                                               -----------

       Nondepository Credit Institutions - 1.0%
       Green Tree Financial Corp.                        288        12,149
       The Money Store, Inc.                             114         3,243
                                                               -----------
                                                                    15,392
                                                               -----------

                      Investment Portfolio/October 31, 1997
     ---------------------------------------------------------------------------

       Real Estate - 0.2%
       New World Development Co., Ltd.      HK           500   $     1,759
       Societe Francaise d'Investissements
        Immobiliers et de Gestion           Fr             4           261
       Stewart Enterprises, Inc.                          23           959
                                                               -----------
                                                                     2,979
                                                               -----------

       Security Brokers & Dealers - 4.3%
       A.G. Edwards, Inc.                                648        21,265
       Bear Stearns Cos., Inc.                            89         3,550
       Merrill Lynch & Co., Inc.                         366        24,778
       Paine Webber Group, Inc.                          244        10,791
       Salomon, Inc.                                      70         5,438
                                                               -----------
                                                                    65,822
                                                               -----------

     ...........................................................................
      MANUFACTURING - 33.6%
       Chemicals & Allied Products - 7.2%
       Air Products & Chemicals, Inc.                     50         3,800
       Akzo Nobel NV ADR                    Ne            63         5,547
       Biomet, Inc.                                       55         1,372
       Bristol-Myers Squibb Co.                          449        39,400
       Dexter Corp.                                       21           805
       Dura Pharmaceuticals, Inc. (a)                     20           968
       Ecolab, Inc.                                      100         4,756
       Ethyl Corp.                                       280         2,415
       Great Lakes Chemical Corp.                        100         4,700
       International Specialty Products,
         Inc. (a)                                        210         3,136
       Johnson & Johnson                                 192        10,993
       Merck & Co., Inc.                                 240        21,420
       Nalco Chemical Co.                                 60         2,400
       Norsk Hydro AS                       No            30         1,650
       Pfizer, Inc.                                       64         4,556
                                                               -----------
                                                                   107,918
                                                               -----------

       Electronic Components - 0.3%
       Sci Systems, Inc. (a)                             116         5,104
                                                               -----------

       Fabricated Metal - 0.6%
       Danaher Corp.                                      17           904
       Harsco Corp.                                      207         8,599
                                                               -----------
                                                                     9,503
                                                               -----------

       Food & Kindred Products - 0.9%
       Adolph Coors Co., Class B                          28           982
       Archer Daniels Midland Co.                        395         8,794
       Bongrain SA                          Fr           (b)           147
       Flowers Industries, Inc.                           90         1,701
       Korn-Og Foderstof Kompagniet AS      De            45         1,337
       Lancaster Colony Corp.                             28         1,361
                                                               -----------
                                                                    14,322
                                                               -----------

                      Investment Portfolio/October 31, 1997
     ---------------------------------------------------------------------------
      COMMON STOCKS - CONT.                COUNTRY    SHARES         VALUE
     ---------------------------------------------------------------------------

      MANUFACTURING - CONT.
       Furniture & Fixtures - 0.6%
       Herman Miller, Inc.                                20   $       958
       Masco Corp.                                       170         7,459
                                                               -----------
                                                                     8,417
                                                               -----------

       Household Appliances - 0.1%
       Helen of Troy Ltd. (a)                             66         1,097
                                                               -----------

       Machinery & Computer
          Equipment - 6.2%
       Bucher Holding                       Sz             6         5,924
       Caterpillar, Inc.                                 210        10,763
       Compaq Computer Corp.                             537        34,202
       Cummins Engine Co., Inc.                           96         5,826
       Diebold, Inc.                                      39         1,696
       Gateway 2000, Inc. (a)                             55         1,584
       Kaydon Corp.                                       55         1,670
       Pitney Bowes, Inc.                                 60         4,759
       Sun Microsystems, Inc. (a)                        532        18,221
       Timken Co.                                        137         4,583
       Western Digital Corp. (a)                         164         4,909
                                                               -----------
                                                                    94,137
                                                               -----------

       Measuring & Analyzing
          Instruments - 0.5%
       Tektronix, Inc.                                   120         7,065
                                                               -----------

       Miscellaneous Manufacturing - 1.2%
       Callaway Golf Co.                                 536        17,283
                                                               -----------

       Paper Products - 0.0%
       Avery Dennison Corp.                               10           378
                                                               -----------

       Petroleum Refining - 4.7%
       Amerada Hess Corp.                                212        13,013
       Amoco Corp.                                        88         8,087
       British Petroleum Co., PLC           UK            26         2,287
       Exxon Corp.                                       174        10,690
       Mobil Corp.                                       107         7,820
       Murphy Oil Corp.                                   57         3,308
       Phillips Petroleum Co.                            235        11,358
       USX-Marathon Group                                410        14,661
                                                               -----------
                                                                    71,224
                                                               -----------

       Primary Metal - 0.1%
       Bethlehem Steel Corp. (a)                         150         1,500
                                                               -----------

                      Investment Portfolio/October 31, 1997
     ---------------------------------------------------------------------------

       Primary Smelting - 0.9%
       Phelps Dodge Corp.                                191   $    14,183
                                                               -----------

       Printing & Publishing - 0.8%
       Harte-Hanks Communications                         87         3,010
       Meredith Corp.                                    160         5,450
       New York Times Co.                                 20         1,095
       Standard Register Co.                              64         2,062
                                                               -----------
                                                                    11,617
                                                               -----------

       Rubber & Plastic - 1.7%
       Cooper Tire & Rubber Co.                          200         4,238
       Goodyear Tire & Rubber Co.                        100         6,250
       Illinois Tool Works, Inc.                          75         3,689
       Premark International Inc.                        215         5,832
       Wynn's International, Inc.                        158         5,345
                                                               -----------
                                                                    25,354
                                                               -----------

       Tobacco Products - 0.7%
       Fortune Brands, Inc.                                6           198
       Gallaher Group PLC                   UK           553        10,615
                                                               -----------
                                                                    10,813
                                                               -----------

       Transportation Equipment - 7.1%
       Arvin Industries, Inc.                             44         1,658
       Eaton Corp.                                       154        14,880
       Ford Motor Co.                                    185         8,082
       General Dynamics Corp.                            214        17,390
       General Motors Corp.                              115         7,382
       Harley-Davidson, Inc.                             160         4,440
       Mascotech, Inc.                                   165         3,135
       Paccar, Inc.                                       39         1,773
       Peugeot SA                           Fr            20         2,262
       Textron, Inc.                                     670        38,746
       Thiokol Corp.                                      71         6,501
       Toyota Motor Corp. ADR               Ja            27         1,519
                                                               -----------
                                                                   107,768
                                                               -----------

     ...........................................................................
      MINING & ENERGY - 0.7%
       Metal Mining - 0.1%
       Cleveland-Cliffs, Inc.                             27         1,164
                                                               -----------

       Oil & Gas Extraction - 0.6%
       Helmerich & Payne                                 106         8,585
                                                               -----------

                      Investment Portfolio/October 31, 1997
     ---------------------------------------------------------------------------
      COMMON STOCKS - CONT.                COUNTRY    SHARES         VALUE
     ---------------------------------------------------------------------------
      RETAIL TRADE - 3.6%
       Food Stores - 0.3%
       Kroger Corp. (a)                                  145   $     4,731
                                                               -----------

       General Merchandise Stores - 2.2%
       Family Dollar Stores, Inc.                        225         5,288
       Meyer (Fred), Inc. (a)                            201         5,747
       Sears, Roebuck & Co.                              511        21,380
       Shopko Stores, Inc.                                45         1,133
                                                               -----------
                                                                    33,548
                                                               -----------

       Home Furnishings & Equipment - 0.4%
       CompUSA, Inc. (a)                                 166         5,450
                                                               -----------

       Miscellaneous Retail - 0.7%
       Office Depot, Inc. (a)                            500        10,313
                                                               -----------

     ...........................................................................
      SERVICES - 3.7%
       Business Services - 0.6%
       Omnicom Group, Inc.                               125         8,856
                                                               -----------

       Computer Related Services - 1.3%
       BMC Software, Inc. (a)                            274        16,519
       Cognos, Inc. (a)                                  134         3,065
                                                               -----------
                                                                    19,584
                                                               -----------

       Computer Software - 0.1%
       McAfee Associates, Inc. (a)                        30         1,493
                                                               -----------

       Engineering, Accounting,
         Research & Management - 0.6%
       Corrections Corp. of America (a)                  156         4,749
       International-Muller NV              Ne           146         4,620
                                                               -----------
                                                                     9,369
                                                               -----------

       Health Services - 0.8%
       Lincare Holdings, Inc. (a)                        113         6,054
       Quorum Health Group, Inc. (a)                      75         1,819
       Universal Health Services, Inc.,
         Class B (a)                                      83         3,657
                                                               -----------
                                                                    11,530
                                                               -----------

       Hotels, Camps & Lodging - 0.0%
       Harbour Centre Development           HK           416           414
                                                               -----------

       Personal Services - 0.3%
       Service Corporation International                 147         4,486
                                                               -----------

                      Investment Portfolio/October 31, 1997
     ---------------------------------------------------------------------------
      TRANSPORTATION, COMMUNICATION, ELECTRIC,
        GAS & SANITARY SERVICES - 7.5%
       Air Transportation - 1.3%
       AMR Corp. (a)                                      75   $     8,733
       British Airways PLC ADR              UK             7           657
       Delta Air Lines, Inc.                             105        10,579
                                                               -----------
                                                                    19,969
                                                               -----------

       Communications - 0.7%
       Bell Atlantic Corp.                                80         6,390
       US West Communications Group                      101         4,021
                                                               -----------
                                                                    10,411
                                                               -----------

       Electric, Gas & Sanitary
          Services - 1.4%
       Enova Corp.                                       224         5,439
       Gas Y Electricidad SA                Sp           224        15,367
                                                               -----------
                                                                    20,806
                                                               -----------

       Electric Services - 1.9%
       Allegheny Energy, Inc.                             64         1,808
       DQE, Inc.                                          79         2,432
       Hawaiian Electric Industries, Inc.                 75         2,836
       Nipsco Industries, Inc.                            89         3,910
       New England Electric System                       126         4,922
       New York State Electric & Gas Corp.               180         4,804
       Public Service Enterprise
         Group, Inc.                                     240         6,230
       Union Electrica Fenosa SA            Sp           177         1,688
                                                               -----------
                                                                    28,630
                                                               -----------

       Gas Services - 0.3%
       Pacific Enterprises                               145         4,740
                                                               -----------

       Sanitary Services - 1.7%
       Severn Trent Water PLC               UK           382         5,530
       United Utilities PLC                 UK          1096        13,357
       Yorkshire Water PLC                  UK           742         5,899
                                                               -----------
                                                                    24,786
                                                               -----------

       Transportation Services - 0.0%
       Cross Harbour Tunnel Co.             HK           307           492
                                                               -----------

       Water Transportation - 0.2%
       Tidewater, Inc.                                    48         3,166
                                                               -----------

     ...........................................................................
      WHOLESALE TRADE - 1.3%
       Durable Goods - 0.7%
       Beers NV                             Ne           213         7,325

                      Investment Portfolio/October 31, 1997
     ---------------------------------------------------------------------------
      COMMON STOCKS - CONT.                COUNTRY    SHARES         VALUE
     ---------------------------------------------------------------------------
      WHOLESALE TRADE - CONT.
       Durable Goods - Cont.
       Pioneer Standard Electronics, Inc.                199   $     3,331
                                                               -----------
                                                                    10,656
                                                               -----------

       Nondurable Goods - 0.6%
       Bergen Brunswig Corp., Class A                    177         7,071
       Richfood Holdings, Inc.                            66         1,593
       Universal Corp.                                    18           692
                                                               -----------
                                                                     9,356
                                                               -----------

       TOTAL COMMON STOCKS (cost of $665,896)                    1,009,900
                                                               -----------

      BONDS &                           MATURITIES
      NOTES - 27.3%        COUPON         FROM/TO        PAR
     ---------------------------------------------------------------------------
      U.S. GOVERNMENT AGENCY OBLIGATIONS - 27.3%
       Government Agencies - 24.9%
       Federal  National Mortgage Association:
                            6.000%     2008-2009(c)  $69,965        69,207
                            6.500%     2007-2025     127,426       126,868
                            7.000%     2009-2025(d)   68,913        69,581
                                                               -----------
                                                                   265,656
                                                               -----------

       Federal Home Loan Mortgage Corp.,
                            6.000%     2009-2012(d)   39,217        38,679
                                                               -----------

       Government National Mortgage Association:
                            6.500%     2023-2024      15,142        15,039
                            7.000%     2023-2024      55,499        55,967
                                                               -----------
                                                                    71,006
                                                               -----------

       Government Obligations - 2.4%
       U.S. Treasury Bond,
                            9.875%      2015 (c)      13,093        18,320
       U.S. Treasury Note,
                            6.250%      2007 (c)      18,100        18,547
                                                               -----------
                                                                    36,867
                                                               -----------

       TOTAL U.S. GOVERNMENT & AGENCY
          OBLIGATIONS (cost of $407,320)                           412,208
                                                               -----------

      CORPORATE ADJUSTABLE RATE BONDS & NOTES - 0.1%
     ---------------------------------------------------------------------------
      TRANSPORTATION, COMMUNICATION, ELECTRIC
       GAS & SANITARY SERVICES - 0.1%
       Pipelines SFP Pipeline Holdings (e)
       (cost of $720)      11.160%   08/15/10            600           971
                                                               -----------

       TOTAL BONDS & NOTES (cost of $408,040)                      413,179
                                                               -----------

                      Investment Portfolio/October 31, 1997
     ---------------------------------------------------------------------------

       TOTAL INVESTMENTS - 94.3% (cost of $1,073,936)(f)       $ 1,423,079
                                                               -----------

      SHORT-TERM OBLIGATIONS - 8.7%
     ---------------------------------------------------------------------------
       Repurchase agreement with Greenwich Capital
       Markets, Inc., dated 10/31/97, due 11/03/97
       at 5.625%, collateralized by U.S. Treasury
       notes maturing in 2015, market value
       $134,210 (repurchase proceeds $130,809)      $130,748       130,748
                                                               -----------

      OTHER ASSETS & LIABILITIES, NET - (3.0)%                     (45,498)
     ---------------------------------------------------------------------------

       NET ASSETS - 100%                                       $ 1,508,329
                                                               ===========

      NOTES TO INVESTMENT PORTFOLIO:
      ---------------------------------------------------------------------
      (a) Non-income producing.
      (b) Rounds to less than one.
      (c) These securities, or a portion thereof, with a total market value of $55,170 are being used to collateralize the delayed delivery purchases indicated in note (d) below.
      (d) These securities, or a portion thereof, have been purchased on a delayed delivery basis whereby the terms that are fixed are the purchase price, interest rate and settlement date. The exact quantity purchased may be slightly more or less than the amount shown.
      (e) Interest rates change quarterly. The rate listed is as of October 31, 1997.
      (f) Cost for federal income tax purposes is $1,076,061.

      Summary of Securities by Country               % of Total
     ---------------------------------------------------------------------------
      United States                     $1,254,733        88.2
      United Kingdom            UK          38,345         2.7
      Netherlands               Ne          36,170         2.5
      Canada                    Ca          35,019         2.5
      Spain                     Sp          21,625         1.5
      Australia                 Au          13,638         1.0
      Belgium                   Be           7,286         0.5
      Switzerland               Sz           5,924         0.4
      France                    Fr           3,168         0.2
      Hong Kong                 HK           2,665         0.2
      Norway                    No           1,650         0.1
      Japan                     Ja           1,519         0.1
      Denmark                   De           1,337         0.1
                                        ----------     -------
                                        $1,423,079       100.0
                                        ==========     =======

       Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

          Acronym                       Name
       -------------                -----------
            ADR              American Depository Receipt

       See notes to financial statements

                        STATEMENT OF ASSETS & LIABILITIES
                                OCTOBER 31, 1997
    (in thousands except for per share amounts and footnotes)

    ASSETS
    Investments at value (cost $1,073,936)                       $ 1,423,079
    Short-term obligations                                           130,748
                                                                 -----------
                                                                   1,553,827

    Cash held in foreign banks (cost $135)        $      135
    Receivable for:
      Interest                                         2,645
      Dividends                                        1,508
      Fund shares sold                                 1,195
      Investments sold                                   283
      Foreign tax reclaims                               154
    Other                                                115           6,035
                                                  ----------     -----------
        Total Assets                                               1,559,862

    LIABILITIES
    Payable for:
      Investments purchased                           49,457
      Fund shares repurchased                          1,952
    Accrued:
      Deferred Trustees fees                              10
    Other                                                114
                                                  ----------
        Total Liabilities                                             51,533
                                                                 -----------

    NET ASSETS                                                   $ 1,508,329
                                                                 ===========

    Net asset value & redemption price per share -
    Class A ($913,956/81,910)                                    $     11.16
                                                                 ===========
    Maximum offering price per share - Class A
    ($11.16/0.9425)                                              $     11.84 (a)
                                                                 ===========
    Net asset value & offering price per share -
    Class B ($577,539/51,856)                                    $     11.14 (b)
                                                                 ===========
    Net asset value & offering price per share -
    Class C ($676/61)                                            $     11.15 (b)
                                                                 ===========
    Net asset value, offering and redemption price
    per share - Class Z ($16,158/1,447)                          $     11.17
                                                                 ===========
    COMPOSITION OF NET ASSETS
    Capital paid in                                              $   960,515
    Undistributed net investment income                                3,371
    Accumulated net realized gain                                    195,319
    Net unrealized appreciation (depreciation) on:
      Investments                                                    349,143
      Foreign currency transactions                                      (19)
                                                                 -----------
                                                                 $ 1,508,329
                                                                 ===========

    (a) On sales of $50,000 or more the offering price is reduced.

    (b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    See notes to financial statements.

                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED OCTOBER 31, 1997

    (in thousands)
    INVESTMENT INCOME
    Dividends                                                       $    24,057
    Interest                                                             13,278
                                                                    -----------
         Total investment income (net of nonrebatable
         foreign taxes withheld at source which
         amounted to $724)                                               37,335

    EXPENSES
    Management fee                                    $   7,578
    Distribution fee - Class B                            3,909
    Distribution fee - Class C                                1
    Transfer agent                                        4,022
    Service fee - Class A, B, C                           3,284
    Bookkeeping fee                                         455
    Custodian fee                                           150
    Registration fee                                         67
    Trustees fee                                             76
    Audit fee                                                37
    Reports to shareholders                                  11
    Legal fee                                                 8
    Other                                                    60          19,658
                                                      ---------     -----------
           Net Investment Income                                         17,677
                                                                    -----------

    NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
    Net realized gain (loss) on:
    Investments                                         195,259
    Foreign currency transactions                           (66)
                                                      ---------
        Net Realized Gain                                               195,193
    Change in net unrealized appreciation during
    the period on:
    Investments                                         107,059
    Foreign currency transactions                             1
                                                      ---------
        Net Change in Unrealized Appreciation                           107,060
                                                                    -----------
           Net Gain                                                     302,253
                                                                    -----------
    Increase in Net Assets from Operations                          $   319,930
                                                                    ===========

    See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

    (in thousands)                                    Year ended October 31
                                                 -------------------------------
    INCREASE (DECREASE) IN NET ASSETS                  1997 (a)       1996
    Operations:
    Net investment income                           $    17,677     $    17,670
    Net realized gain                                   195,193          72,976
    Net unrealized appreciation                         107,060          74,411
                                                    -----------     -----------
        Net Increase from Operations                    319,930         165,057
    Distributions:
    From net investment income - Class A                (12,073)        (12,646)
    From net realized gains - Class A                   (45,097)        (47,071)
    From net investment income - Class B                 (3,556)         (4,191)
    From net realized gains - Class B                   (27,199)        (25,891)
    From net investment income - Class C                     (1)              -
    From net investment income - Class Z                   (250)           (232)
    From net realized gains - Class Z                      (810)           (684)
                                                    -----------     -----------
                                                        230,944          74,342
                                                    -----------     -----------
    Fund Share Transactions:
    Receipts for shares sold - Class A                  164,595         108,502
    Value of distributions reinvested - Class A          51,722          53,915
    Cost of shares repurchased - Class A               (203,099)       (117,196)
                                                    -----------     -----------
                                                         13,218          45,221
                                                    -----------     -----------
    Receipts for shares sold - Class B                   90,821         104,995
    Value of distributions reinvested - Class B          29,053          28,337
    Cost of shares repurchased - Class B                (83,019)        (60,702)
                                                    -----------     -----------
                                                         36,855          72,630
                                                    -----------     -----------
    Receipts for shares sold - Class C                      701               -
    Value of distributions reinvested - Class C               1               -
    Cost of shares repurchased - Class C                    (15)              -

                                                    -----------     -----------
                                                            687               -
                                                    -----------     -----------
    Receipts for shares sold - Class Z                      326           9,783
    Value of distributions reinvested - Class Z           1,060             916
    Cost of shares repurchased - Class Z                 (1,193)         (1,561)
                                                    -----------     -----------
                                                            193           9,138
                                                    -----------     -----------
    Net Increase from Fund Share
      Transactions                                       50,953         126,989
                                                    -----------     -----------
            Total Increase                              281,897         201,331

    NET ASSETS
    Beginning of period                               1,226,432       1,025,101
                                                    -----------     -----------
    End of period (including undistributed net
      investment income of $3,371 and $1,641,
      respectively)                                 $ 1,508,329     $ 1,226,432
                                                    ===========     ===========

    (a) Class C shares were initially offered on August 1, 1997.

    Statement of Changes in Net Assets continued on following page. See notes to financial statements.

                   STATEMENT OF CHANGES IN NET ASSETS - CONT.

    (in thousands)                                     Year ended October 31
                                                 -------------------------------
    NUMBER OF FUND SHARES                              1997 (a)       1996

    Sold - Class A                                       16,206          12,023
    Issued for distributions reinvested - Class A         5,631           6,267
    Repurchased - Class A                               (19,943)        (12,967)
                                                    -----------     -----------
                                                          1,894           5,323
                                                    -----------     -----------
    Sold - Class B                                        8,949          11,645
    Issued for distributions reinvested - Class B         3,199           3,308
    Repurchased - Class B                                (8,150)         (6,730)
                                                    -----------     -----------
                                                          3,998           8,223
                                                    -----------     -----------
    Sold - Class C                                           62               -
    Issued for distributions reinvested - Class C            (b)              -
    Repurchased - Class C                                    (1)              -
                                                    -----------     -----------
                                                             61               -
                                                    -----------     -----------
    Sold - Class Z                                           34           1,084
    Issued for distributions reinvested - Class Z           115             106
    Repurchased - Class Z                                  (129)           (172)
                                                    -----------     -----------
                                                             20           1,018
                                                    -----------     -----------

    (a) Class C shares were initially offered on August 1, 1997.
    (b) Rounds to less than one.

    See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1997

    NOTE 1. ACCOUNTING POLICIES
   .............................................................................
    Organization: The Colonial Fund (the Fund), a series of Colonial Trust III, is a diversified portfolio of a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek primarily income and capital growth and, secondarily, capital preservation. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge; Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Effective August 1, 1997, the Fund began offering Class C shares which are subject to a contingent deferred sales charge on redemptions made within one year after purchase and a continuing distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, please refer to a prospectus.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

    Security valuation and transactions: Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

    Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

    Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

    Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

    The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

    Portfolio positions for which market quotations are not readily available above are valued at fair value under procedures approved by the Trustees.

    Security transactions are accounted for on the date the securities are purchased, sold or mature.

                 Notes to Financial Statements/October 31, 1997
   -----------------------------------------------------------------------------

    Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

    The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

    Determination of class net asset values and financial highlights: All income, expenses (other than the Class A, Class B and Class C service fee and Class B and Class C distribution fee), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

    The per share data was calculated using average shares outstanding during the period. In addition, net investment income per share data reflects the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

    Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and by the distribution fee applicable to Class B and Class C shares only.

    Federal income taxes: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

    Interest Income, debt discount and premium: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

    Distributions to shareholders: Distributions to shareholders are recorded on the ex-date.

    The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

    Foreign currency transactions: Net realized and unrealized gains (losses) on foreign currency transactions includes gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

                 Notes to Financial Statements/October 31, 1997
   -----------------------------------------------------------------------------
    NOTE 1. ACCOUNTING POLICIES - CONT.
   .............................................................................
    The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

    Forward currency contracts: The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains or losses which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

    Other: Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

    The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

    NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES
   .............................................................................
    Management fee: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee. For the period November 1, 1996 through September 30, 1997, the fee was equal to 0.55% annually of the Fund's average net assets.

    Effective October 1, 1997, the monthly fee will be based on the Fund's average net assets as follows:

            Average Net Assets                         Annual Fee Rate
            ------------------------         -----------------------------------
            First $1 billion                                0.55%
            Over $1 billion                                 0.50%

                 Notes to Financial Statements/October 31, 1997
   -----------------------------------------------------------------------------

    Bookkeeping fee: The Adviser provides bookkeeping and pricing services for $27,000 per year plus a percentage of the Fund's average net assets as follows:

            Average Net Assets                         Annual Fee Rate
            ------------------------         -----------------------------------
            First $50 million                              No charge
            Next $950 million                               0.035%
            Next $1 billion                                 0.025%
            Next $1 billion                                 0.015%
            Over $3 billion                                 0.001%

    Transfer agent: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.25% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses.

    Effective October 1, 1997 and continuing through September 30, 1998, the Transfer Agent fee will be reduced by 0.0012% in cumulative monthly increments, resulting in a decrease in the fee from 0.25% to 0.236% annually.

    Underwriting discounts, service and distribution fees: Liberty Financial Investments, Inc., formerly Colonial Investment Services, Inc. (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. For the year ended October 31, 1997, the Fund has been advised that the Distributor retained net underwriting discounts of $175,224 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $955,633 and none on Class B and Class C share redemptions, respectively.

    The Fund has adopted a 12b-1 plan which requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares only. The plan also requires the payment of a service fee to the Distributor on Class A, Class B and Class C shares as follows:

         Value of shares                                                 Annual
     outstanding on the 20th of                                           Fee
    each month which were issued                                          Rate
    ----------------------------                                        --------
       Prior to April 1, 1989                                            0.15%
      On or after April 1, 1989                                          0.25%

    The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

    Other: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

    The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

                 Notes to Financial Statements/October 31, 1997
   -----------------------------------------------------------------------------
    NOTE 3.  PORTFOLIO INFORMATION
   .............................................................................
    Investment activity: For the year ended October 31, 1997, purchases and sales of investments, other than short-term obligations, were $933,513,303 and $972,966,964, of which $459,134,751 and $144,540,889, respectively, were
    U.S. government securities.

    Unrealized appreciation (depreciation) at October 31, 1997, based on cost of investments for federal income tax purposes was:

           Gross unrealized appreciation                          $353,971,228
           Gross unrealized depreciation                            (6,953,195)
                                                                  ------------
                Net unrealized appreciation                       $347,018,033
                                                                  ============

    Other: There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

    The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

    NOTE 4.  LINE OF CREDIT
   .............................................................................
    The Fund may borrow up to 10% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the year ended October 31, 1997.

    NOTE 5. FEDERAL INCOME TAX INFORMATION (UNAUDITED)
   .............................................................................
    82% of the ordinary income distributed by the Fund in the year ended October 31, 1997, qualifies for the corporate dividends received deduction.

                              FINANCIAL HIGHLIGHTS

    Selected data for a share of each class outstanding throughout each period are as follows:

                                                                   Year ended October 31
                                            -----------------------------------------------------------------
                                                                                 1997
                                               Class A          Class B       Class C (b)         Class Z
                                            ---------------  --------------  ---------------    -------------
    Net asset value -
       Beginning of period                    $      9.490     $     9.480     $     11.320       $    9.500
                                              ------------     -----------     ------------       ----------
    INCOME FROM INVESTMENT OPERATIONS:
    Net investment
       income (a)                                    0.160           0.081            0.199            0.184
    Net realized and
       unrealized gain (loss)(a)                     2.225           2.217           (0.345)(c)        2.225
                                              ------------     -----------     ------------       ----------
       Total from Investment
          Operations                                 2.385           2.298           (0.146)           2.409
                                              ------------     -----------     ------------       ----------
    LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
    From net investment
       income                                       (0.147)         (0.070)          (0.024)          (0.171)
    From net
       realized gains                               (0.568)         (0.568)                -          (0.568)
                                              ------------     -----------     ------------       ----------
     Total Distributions
      Declared to
         Shareholders                               (0.715)         (0.638)          (0.024)          (0.739)
                                              ------------     -----------     ------------       ----------
    Net asset value -
      End of period                           $      11.16     $     11.14     $      11.15       $    11.17
                                              ------------     -----------     ------------       ----------
    Total return (d)                                 26.83%          25.81%           (1.30)%(e)       27.10%
                                              ------------     -----------     ------------       ----------
    RATIOS TO AVERAGE NET ASSETS
    Expenses (f)                                      1.14%           1.89%            1.86%(g)         0.90%
    Net investment
       income (f)                                     1.56%           0.81%            1.01%(g)         1.80%
    Portfolio turnover                                  71%             71%              71%              71%
    Average commission rate                       $ 0.0331        $ 0.0331         $ 0.0331         $ 0.0331
    Net assets at end
       of period (000)                            $913,956        $577,539             $676          $16,158

    (a) Per share data was calculated using average shares outstanding during the period.

    (b) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.

    (c) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchase of Fund shares in relation to fluctuating market values of the investments of the Fund.

    (d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

    (e) Not annualized.

    (f) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

    (g) Annualized.

                           FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                    Year ended October 31
                                                    ======================================================
                                                                             1996
                                                        Class A             Class B             Class Z
                                                    ==============       =============       =============
Net asset value -
   Beginning of period                               $       8.940       $       8.930       $       8.940
                                                     -------------       -------------       -------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
 income (a)                                                  0.165               0.097               0.186
Net realized and
unrealized gain (loss)(a)                                    1.183               1.182               1.192
                                                     -------------       -------------       -------------
   Total from Investment
      Operations                                             1.348               1.279               1.378
                                                     -------------       -------------       -------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment
 income                                                     (0.162)             (0.093)             (0.182)
From net
realized gains                                              (0.636)             (0.636)             (0.636)
                                                     -------------       -------------       -------------
 Total Distributions
  Declared to
  Shareholders                                              (0.798)             (0.729)             (0.818)
                                                     -------------       -------------       -------------
Net asset value -
  End of period                                      $       9.490       $       9.480       $       9.500
                                                     =============       =============       =============
Total return (c)                                             16.11%              15.27%              16.50%
                                                     =============       =============       =============

RATIOS TO AVERAGE NET ASSETS
Expenses                                                      1.15% (e)           1.90% (e)           0.91% (e)
Net investment
 income                                                       1.82% (e)           1.07% (e)           2.06% (e)
Portfolio turnover                                              38%                 38%                 38%
Average commission rate (g)                          $      0.0347       $      0.0347       $      0.0347
Net assets at end
of period (000)                                      $     759,409       $     453,468       $      13,555

(a) Per share data was calculated using average shares outstanding during the period.
(b) Class Z shares were initially offered on July 31, 1995. Per share amounts reflect activity from that date.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)   Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(f)   Annualized.
(g) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

                           FINANCIAL HIGHLIGHTS - CONT.

                                                 Year ended October 31
====================================================================================================================
                                1995                                                        1994
     Class A                   Class B                  Class Z (b)              Class A               Class B
==================       ====================      ====================   ====================   ====================

     $8.060                    $8.050                 $8.780                      $8.410                 $8.400
 ------------------       --------------------      --------------------   --------------------   --------------------

      0.200                     0.137                  0.041                       0.171                  0.109

      1.393                     1.395                  0.167                      (0.116)                (0.111)
------------------       --------------------      --------------------   --------------------   --------------------

      1.593                     1.532                  0.208                       0.055                 (0.002)
------------------       --------------------      --------------------   --------------------   --------------------

     (0.212)                   (0.151)                (0.048)                     (0.160)                (0.103)

     (0.501)                   (0.501)                    --                      (0.245)                (0.245)
------------------       --------------------      --------------------   --------------------   --------------------

     (0.713)                   (0.652)                (0.048)                     (0.405)                (0.348)
------------------       --------------------      --------------------   --------------------   --------------------

     $8.940                    $8.930                 $8.940                      $8.060                 $8.050
==================       ====================      ====================   ====================   ====================

      21.72%                    20.84%                  2.02% (d)                   0.74%                 (0.04)%
==================       ====================      ====================   ====================   ====================

       1.16% (e)                 1.93% (e)              0.93%(e)(f)                 1.14%                  1.89%

       2.43% (e)                 1.66% (e)              2.66%(e)(f)                 2.07%                  1.32%

         66%                       66%                    66%                         54%                    54%

         --                        --                     --                          --                     --

   $667,611                  $353,831                 $3,659                    $555,275               $264,122

                          FINANCIAL HIGHLIGHTS - CONT.

                                                       Year ended October 31
                                                   ----------------------------
                                                             1993(b)
                                                    Class A         Class B
                                                   ------------    ------------
Net asset value -
   Beginning of period                                $  7.390        $  7.390
                                                      --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
 income (a)                                              0.156           0.104
Net realized and
unrealized gain (a)                                      1.293           1.282
                                                      --------        --------
   Total from Investment
      Operations                                         1.449           1.386
                                                      --------        --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment
 income                                                 (0.147)         (0.094)
From net
realized gains                                          (0.282)         (0.282)
                                                      --------        --------
 Total Distributions
  Declared to
  Shareholders                                          (0.429)         (0.376)
                                                      --------        --------
Net asset value -
  End of period                                       $  8.410        $  8.400
                                                      --------        --------
Total return (c)                                         20.21%          19.38%
                                                      --------        --------

RATIOS TO AVERAGE NET ASSETS
Expenses                                                  1.10%           1.85%
Net investment
 income                                                   1.94%           1.19%
Portfolio turnover                                          14%             14%
Net assets at end
of period (000)                                       $520,706        $124,161

(a) Per share data was calculated using average shares outstanding during the period.
(b) All per share amounts have been restated to reflect the 3 for 1 stock split effective December 10, 1993.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

                       REPORT OF INDEPENDENT ACCOUNTANTS

          T0 THE TRUSTEES OF COLONIAL TRUST III AND THE SHAREHOLDERS OF
                                THE COLONIAL FUND

     In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Colonial Fund (a series of Colonial Trust III) at October 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at October 31, 1997 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Boston, Massachusetts
December 10, 1997

                              HOW TO REACH COLONIAL
                               BY PHONE OR BY MAIL

BY TELEPHONE

Customer Connection - 1-800-345-6611

For 24-hour account information, call from your touch-tone phone. (Rotary callers will be automatically connected to a representative during business hours.) A recorded message will guide you through the menu:

For fund prices, dividends and capital gains information.................press 1

For account information .................................................press 2

To speak to a service representative ....................................press 3

For yield and total return information ..................................press 4

For duplicate statements or new supply of checks ........................press 5

To order duplicate tax forms and year-end statements ....................press 6
(February through May)

To review your options at any time during your call  ....................press *

To speak with a shareholder services representative about your account, call Monday to Friday, 8:00 a.m. to 8:00 p.m. ET, and Saturdays from February through mid-April, 10:00 a.m. to 2:00 p.m. ET.

Colonial Telephone Transaction Department - 1-800-422-3737

To purchase, exchange or sell shares by telephone, call Monday to Friday, 9:00 a.m. to 7:00 p.m. ET. Transactions received after the close of the New York Stock Exchange will receive the next business day's closing price.

Literature - 1-800-426-3750

To request literature on any fund distributed by Liberty Financial Investments, call Monday to Friday, 8:30 a.m. to 6:30 p.m. ET.

BY MAIL

Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA  02105-1722

                           SHAREHOLDER COMMUNICATIONS
                              TO KEEP YOU INFORMED

To make recordkeeping easy and keep you up-to-date on the performance of your investments, you can expect to receive the following information about your account:

Transaction Confirmations: Each time you make a purchase, sale or exchange, you receive a confirmation statement within just a few days.

Quarterly Statements: Every three months, if any transactions are made that affect your share balance, this statement reports on your account activity during the quarter (including any reinvestment of dividends). This statement also provides year-to-date information.

Liberty Financial Investments Investor Opportunities: Mailed with your quarterly account statements, this newsletter highlights timely investment strategies, portfolio manager commentary and shareholder service updates.

Tax Forms and Year-End Tax Guide: Easy-to-use forms and timely information are designed to make tax reporting simpler. (Usually mailed in January.)

Average Cost Basis Statements: If you sold or exchanged shares during the year, this statement may help you calculate your gain/loss for tax purposes. (Usually mailed in February.)

                              SHAREHOLDER SERVICES
                            TO MAKE INVESTING EASIER

Your fund has one of the most extensive selections of shareholder services available. Your financial advisor can help you arrange for any of these services, or you can call Colonial Investors Service Center directly at 1-800-345-6611.

Affordable Additional Investments: Add to your account with as little as $50 on most funds; $25 for an IRA account.

Free Exchanges(1): Exchange all or part of your account into the same share class of another fund distributed by Liberty Financial Investments, by phone or mail.

Easy Access to Your Money(1): Make withdrawals from your account by phone, by mail or, for certain funds, by check.

One-Year Reinstatement Privilege: If you need access to your money, but then choose to return it within one year, you can reinvest in any fund distributed by Liberty Financial Investments of the same share class without any penalty or sales charge.

Fundamatic: Make periodic investments as low as $50 from your checking account to your Fund account.

Systematic Withdrawal Plan (SWP): Receive monthly, quarterly or semiannual payments via check or bank transmission. There is a $5,000 account value required, but no minimum for the payment amount. The maximum annual withdrawal is 12% of account balance at time SWP is established. SWPs by check are processed on the 10th calendar day of each month unless the 10th falls on a non-business day or the first business day of the week. If this occurs, the processing date will be the previous business day. Dividends and capital gains must be reinvested.

Automated Dollar Cost Averaging: Transfer money on a monthly basis from any fund with a balance of $5,000 into the same share class of up to four other funds distributed by Liberty Financial Investments. Minimum for each transfer is $100.

Retirement Plans: Choose from a broad range of retirement plans, including IRAs.


1 Redemptions and exchanges are made at the next determined net asset value after the request is received by the Transfer Agent. Proceeds may be more or less than your original cost. The exchange privilege may be terminated at any time. Exchanges are not available on all funds. Investors who purchase Class B or C shares, or $1 million or more of Class A shares, may be subject to a contingent deferred sales charge.

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for The Colonial Fund is:

Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611


The Colonial Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.


This report has been prepared for shareholders of The Colonial Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objective and operating policies of the Fund.

================================================================================

                                    TRUSTEES
ROBERT J. BIRNBAUM
Retired (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.
Retired (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board and Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Retired Partner, Peat Marwick Main & Co. (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation

[LOGO] LIBERTY FINANCIAL INVESTMENTS, INC. (C)1997
       Distributor for Colonial Funds, Stein Roe Advisor Funds and Newport Funds One Financial Center, Boston, MA 02111-2621

                                                      TF-02/347E-1097    (12/97)
================================================================================